iShares®

iShares Trust

Supplement dated June 10, 2014

to the prospectus and summary prospectus for each of

iShares Russell 3000 Growth ETF,

iShares Russell 3000 Value ETF,

iShares High Dividend ETF,

iShares Credit Bond ETF,

iShares U.S. Treasury Bond ETF and

iShares GNMA Bond ETF (each, a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s prospectus and summary prospectus.

Effective June 12, 2014, all references in each prospectus and summary prospectus to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name
iShares Russell 3000 Growth ETF	iShares Core U.S. Growth ETF
iShares Russell 3000 Value ETF	iShares Core U.S. Value ETF
iShares High Dividend ETF	iShares Core High Dividend ETF
iShares Credit Bond ETF	iShares Core U.S. Credit Bond ETF
iShares U.S. Treasury Bond ETF	iShares Core U.S. Treasury Bond ETF
iShares GNMA Bond ETF	iShares Core GNMA Bond ETF

Effective June 12, 2014, the ticker symbols for the iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF and iShares Core U.S. Credit Bond ETF will change to “IUSG,” “IUSV” and “CRED,” respectively.

Effective June 12, 2014, the management fees rate for the iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares Core High Dividend ETF, iShares Core U.S. Credit Bond ETF and iShares Core GNMA Bond ETF will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading “Fees and Expenses” in each such Fund’s respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expenses
iShares Core U.S. Growth ETF	0.25%	0.09%	0.09%
iShares Core U.S. Value ETF	0.25%	0.09%	0.09%
iShares Core High Dividend ETF	0.40%	0.12%	0.12%
iShares Core U.S. Credit Bond ETF	0.20%	0.15%	0.15%
iShares Core GNMA Bond ETF	0.25%	0.15%	0.15%

As a result of the reduction in the management fee rate, the information found under the heading “Example” for the iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares Core High Dividend ETF, iShares Core U.S. Credit Bond ETF and iShares Core GNMA Bond ETF is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core U.S. Growth ETF	$9	$29	$51	$115
iShares Core U.S. Value ETF	$9	$29	$51	$115
iShares Core High Dividend ETF	$12	$39	$68	$154
iShares Core U.S. Credit Bond ETF	$15	$48	$85	$192
iShares Core GNMA Bond ETF	$15	$55	$101	$236

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock, Inc. or its affiliates.
IS-A-0614

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated June 10, 2014

to the statement of additional information (“SAI”) for each of

iShares Russell 3000 Growth ETF,

iShares Russell 3000 Value ETF,

iShares High Dividend ETF,

iShares Credit Bond ETF,

iShares U.S. Treasury Bond ETF and

iShares GNMA Bond ETF (each, a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s SAI.

Effective June 12, 2014, all references in each SAI to the names of the Funds are changed as follows:

Current Fund Name	New Fund Name
iShares Russell 3000 Growth ETF	iShares Core U.S. Growth ETF
iShares Russell 3000 Value ETF	iShares Core U.S. Value ETF
iShares High Dividend ETF	iShares Core High Dividend ETF
iShares Credit Bond ETF	iShares Core U.S. Credit Bond ETF
iShares U.S. Treasury Bond ETF	iShares Core U.S. Treasury Bond ETF
iShares GNMA Bond ETF	iShares Core GNMA Bond ETF

Effective June 12, 2014, the ticker symbols for the iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF and iShares Core U.S. Credit Bond ETF will change to “IUSG,” “IUSV” and “CRED,” respectively.

Effective June 12, 2014, the management fee rate for the iShares Core U.S. Growth ETF, iShares Core U.S. Value ETF, iShares Core High Dividend ETF, iShares Core U.S. Credit Bond ETF and iShares Core GNMA Bond ETF will be reduced. Therefore, the management fee information provided under the heading “Investment Adviser” in each such Fund’s respective SAI is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee
iShares Core U.S. Growth ETF	0.25%	0.09%
iShares Core U.S. Value ETF	0.25%	0.09%
iShares Core High Dividend ETF	0.40%	0.12%
iShares Core U.S. Credit Bond ETF	0.20%	0.15%
iShares Core GNMA Bond ETF	0.25%	0.15%

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock, Inc. or its affiliates.
IS-A-SAI-0614

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE